REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 60,914
Contract with Customer, Asset and Liability [Abstract]
Contract assets, current	232,401	$ 203,423
Contract assets, non-current	7,300	6,390
Contract liabilities	$ 142,025	$ 141,385